Stock Based Compensation (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse stock split	1-for-5
Weighted Average Grant Date Fair Value [Roll Forward]
Stock-based compensation expense	$ 664,000	$ 352,000
Stock Option and Warrants [Member]
Options and Warrants Outstanding [Roll Forward]
Outstanding, Number, Beginning Balance (in shares)	371,759
Granted (in shares)	352,747
Forfeited (in shares)	(32,848)
Expired (in shares)	(26,600)
Outstanding, Number, Ending Balance (in shares)	665,058	371,759
Weighted Average Exercise Price [Roll Forward]
Beginning Balance (in dollars per share)	$ 7.89
Granted (in dollars per share)	1.29
Forfeited (in dollars per share)	2.87
Expired (in dollars per share)	4.01
Ending Balance (in dollars per share)	$ 4.79	$ 7.89
Options and Warrants Additional Disclosures [Abstract]
Vested and Expected to Vest, Outstanding, Number (in shares)	664,783
Exercisable, Number (in shares)	289,379
Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 4.79
Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 8.65
Options, Weighted Average Remaining Contractual Term	7 years 9 months 18 days	7 years 7 months 2 days
Exercisable, Weighted Average Remaining Contractual Term	6 years 4 days
Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	7 years 9 months 18 days
Options, Outstanding, Intrinsic Value	$ 67,951,000	$ 77,500
Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	67,920,000
Exercisable, Intrinsic Value	$ 20,000
Restricted Stock Units (RSUs) [Member]
Restricted Stock Units [Roll Forward]
Balance at beginning of period (in shares)	129,070
Granted ( in shares)	150,000
Forfeited (in shares)	(10,000)
Vested (in shares)	(269,070)
Balance at end of period (in shares)	0	129,070
Weighted Average Grant Date Fair Value [Roll Forward]
Balance at beginning of period (in dollars per share)	$ 2.77
Granted (in dollars per share)	1.54	$ 3.22
Forfeited (in dollars per share)	3.75
Vested (in dollars per share)	2.05
Balance at end of period (in dollars per share)	$ 0	2.77
Total compensation cost not yet recognized	$ 0
Compensation cost recognized	$ 180,000
Stock Options [Member]
Options and Warrants Additional Disclosures [Abstract]
Options, Weighted Average Grant Date Fair Value (in dollars per share)	$ 0.87	$ 3.06
Fair Value Assumptions and Methodology [Abstract]
Expected life (years)	6 years	6 years
Volatility, Minimum (in hundredths)	141.73%	151.81%
Volatility, Maximum (in hundredths)	151.70%	152.95%
Risk-free interest rate, Minimum (in hundredths)	1.63%	1.30%
Risk-free interest rate, Maximum (in hundredths)	1.75%	1.72%
Dividend yield (in hundredths)	0.00%	0.00%
Weighted Average Grant Date Fair Value [Roll Forward]
Total compensation cost not yet recognized	$ 411,000
Compensation cost, Period for recognition	1 year 7 months 24 days